UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AKJ Asset Management, LLC
Address:    1180 Harker Avenue
            Palo Alto, CA  94301

Form 13F File Number:   28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth R. Bilodeau, Jr.
Title:      Manager
      Phone:      650-326-9090

                     Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.            Palo Alto, CA           October 15, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         69

Form 13F Information Table Value Total:         $ 91,577 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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


NAME OF ISSUER                  TITLE       CUSIP     VALUE X1000 SHARES      INV.      OTHER MGR    VOTING AUTH
                                OF                                            DISC.
                                      CLASS
                                                                                                     SOLE    SHR    NONE
ABM Industries, Inc.              cs    00163T109             305       14500 sole      n/a                  n/a          14500
Automatic Data Proc               cs    053015103           2,472      62,909 sole      n/a                  n/a         62,909
Ameren Corp.                      cs    023608102             736      29,121 sole      n/a                  n/a         29,121
Amer Electric Power               cs    025537101             549      17,710 sole      n/a                  n/a         17,710
AFLAC Inc                         cs    001055102           1,757      41,114 sole      n/a                  n/a         41,114
Agrium Inc F                      cs    00896108              818      16,420 sole      n/a                  n/a         16,420
Allied Cap Corp                   cs    01903Q108             289      94,059 sole      n/a                  n/a         94,059
A O N Corp.                       cs    037389103             214       5,250 sole      n/a                  n/a          5,250
Amerigas Partners                 oa    030975106             596      16,525 sole      n/a                  n/a         16,525
American Express                  cs    025816109             585      17,262 sole      n/a                  n/a         17,262
Boeing                            cs    097023105           2,188      40,400 sole      n/a                  n/a         40,400
Bank America                      cs    060505104           2,020     119,406 sole      n/a                  n/a        119,406
Bristol Myers                     cs    110122108           1,773      78,732 sole      n/a                  n/a         78,732
BRE Pptys Inc Md ClA              oa    05564E106             230       7,350 sole      n/a                  n/a          7,350
CF Industries Holdng              cs    125269100             765       8,875 sole      n/a                  n/a          8,875
Cisco Systems                     cs    17275R102           3,279     139,294 sole      n/a                  n/a        139,294
Capitalsource Inc                 cs    14055X102             405      93,217 sole      n/a                  n/a         93,217
Dominion Res Inc VA               cs    25746U109           1,078      31,245 sole      n/a                  n/a         31,245
Diebold Incorporated              cs    253651103           1,798      54,600 sole      n/a                  n/a         54,600
Du Pont EI De Nemour              cs    263534109           1,767      54,975 sole      n/a                  n/a         54,975
Disney                            cs    254687106             935      34,050 sole      n/a                  n/a         34,050
D T E Energy Company              cs    233331107             233       6,625 sole      n/a                  n/a          6,625
Duke Power                        cs    26441C105             769      48,840 sole      n/a                  n/a         48,840
I Shares Dow Div                  ut    464287168           2,584      62,621 sole      n/a                  n/a         62,621
Consolidated Edison               cs    209115104           1,372      33,517 sole      n/a                  n/a         33,517
I Share Tr MSCI                   ut    464287465           1,734      31,720 sole      n/a                  n/a         31,720
Emerson Electric Co               cs    291011104           1,184      29,550 sole      n/a                  n/a         29,550
Fannie Mae                        cs    313586109              47      30,667 sole      n/a                  n/a         30,667
Nicor Inc.                        cs    654086107           1,089      29,771 sole      n/a                  n/a         29,771
General Electric                  cs    369604103           2,188     133,244 sole      n/a                  n/a        133,244
Great Plains Energy               cs    391164100           1,400      77,969 sole      n/a                  n/a         77,969
HCP Inc. REIT                     oa    421915109           2,241      77,978 sole      n/a                  n/a         77,978
Hawaiian Elec Indus               cs    419870100             206      11,365 sole      n/a                  n/a         11,365
Hewlett-Packard Co                cs    428236103             240       5,082 sole      n/a                  n/a          5,082
Hospitality Pptys Tr              oa    44106M102           1,581      77,600 sole      n/a                  n/a         77,600
Intel                             cs    458140100           2,820     144,096 sole      n/a                  n/a        144,096
ISharesRussl1000Valu              cs    464287598           1,110      20,000 sole      n/a                  n/a         20,000
ISharesRussl 1000 Gr              cs    464287614           1,179      25,450 sole      n/a                  n/a         25,450
Johnson and Johnson               cs    478160104           1,338      21,973 sole      n/a                  n/a         21,973
JP Morgan Chase                   cs    46625H100           3,437      78,435 sole      n/a                  n/a         78,435
Kimberly Clark                    cs    494368103           1,730      29,331 sole      n/a                  n/a         29,331
Kinder Morgan Energy              oa    494550106           3,194      59,130 sole      n/a                  n/a         59,130
Kinder Morgan Mgmt                cs    49455U100             956      20,198 sole      n/a                  n/a         20,198
Coca-Cola Co.                     cs    191216100           2,762      51,436 sole      n/a                  n/a         51,436
Lincoln National                  cs    534187109           1,278      49,317 sole      n/a                  n/a         49,317
Herman Miller Inc                 cs    600544100             179      10,558 sole      n/a                  n/a         10,558
3M Company                        cs    88579Y101           2,945      39,907 sole      n/a                  n/a         39,907
Altria Group Inc                  cs    718154107             356      19,970 sole      n/a                  n/a         19,970
Nveen CA Mn Val Mf                cs    67062C107             250      26,132 sole      n/a                  n/a         26,132
Nucor Corp                        cs    670346105           2,893      61,550 sole      n/a                  n/a         61,550
Paccar                            cs    693718108             568      15,068 sole      n/a                  n/a         15,068
Precision Castparts               cs    740189105           5,211      51,149 sole      n/a                  n/a         51,149
Pfizer                            cs    717081103             388      23,419 sole      n/a                  n/a         23,419
Proctor and Gamble                cs    742718109           2,830      48,867 sole      n/a                  n/a         48,867
Progress Energy Inc               cs    743263105           1,522      38,955 sole      n/a                  n/a         38,955
Philip Morris Intnl               cs    718172109             895      18,370 sole      n/a                  n/a         18,370
Pinnacle West                     cs    723484101             310       9,445 sole      n/a                  n/a          9,445
Patient Portal Tech               cs    70322M105               8      51,600 sole      n/a                  n/a         51,600
Penn West Energy Tr               cs    707885109           2,543     160,517 sole      n/a                  n/a        160,517
The Southern Company              cs    842587107           1,014      32,030 sole      n/a                  n/a         32,030
Sysco Corporation                 cs    871829107           1,379      55,475 sole      n/a                  n/a         55,475
Integrys Energy Grp.              cs    45822P105             306       8,514 sole      n/a                  n/a          8,514
Tyco Electronics                  cs    G91449105             492      22,097 sole      n/a                  n/a         22,097
Terra Industries Inc              cs    880915103             741      21,387 sole      n/a                  n/a         21,387
Tyco                              cs    902124106             762      22,097 sole      n/a                  n/a         22,097
US Bancorp                        cs    902973304             211       9,670 sole      n/a                  n/a          9,670
Vulcan Materials Co.              cs    929160109           1,075      19,887 sole      n/a                  n/a         19,887
Vanguard Value ETF                ut    922908744           1,989      43,157 sole      n/a                  n/a         43,157
Vanguard Growth Idx               ut    922908736           1,479      30,011 sole      n/a                  n/a         30,011





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